Document and Entity Information	Dec. 16, 2015
Prospectus:
Document Type	497
Document Period End Date	Dec. 16, 2015
Registrant Name	BofA Funds Series Trust
Central Index Key	0001477434
Amendment Flag	false
Document Creation Date	Dec. 16, 2015
Document Effective Date	Dec. 16, 2015
Prospectus Date	Jan. 01, 2015
BofA Government Plus Reserves | Institutional Capital
Prospectus:
Trading Symbol	CVTXX
BofA Government Plus Reserves | Trust Class
Prospectus:
Trading Symbol	CGPXX
BofA Government Plus Reserves | Liquidity Class
Prospectus:
Trading Symbol	CLQXX
BofA Government Plus Reserves | Capital Class
Prospectus:
Trading Symbol	GIGXX
BofA Government Plus Reserves | Institutional Class
Prospectus:
Trading Symbol	CVIXX
BofA Government Plus Reserves | Adviser Class
Prospectus:
Trading Symbol	GGCXX
BofA Government Plus Reserves | Daily Class
Prospectus:
Trading Symbol	BOTXX
BofA Government Plus Reserves | Investor Class
Prospectus:
Trading Symbol	BOPXX
BofA Government Plus Reserves | Investor II Class
Prospectus:
Trading Symbol	BOGXX
BofA Government Reserves | Trust Class
Prospectus:
Trading Symbol	NGOXX
BofA Government Reserves | Liquidity Class
Prospectus:
Trading Symbol	NGLXX
BofA Government Reserves | Capital Class
Prospectus:
Trading Symbol	CGCXX
BofA Government Reserves | Institutional Class
Prospectus:
Trading Symbol	NVIXX
BofA Government Reserves | Adviser Class
Prospectus:
Trading Symbol	NGRXX
BofA Government Reserves | Investor II Class
Prospectus:
Trading Symbol	NGAXX
BofA Government Reserves | Institutional Capital Class
Prospectus:
Trading Symbol	CGGXX
BofA Government Reserves | Daily Class
Prospectus:
Trading Symbol	NRDXX
BofA Government Reserves | Investor Class
Prospectus:
Trading Symbol	PGHXX
BofA Treasury Reserves | Investor II Class
Prospectus:
Trading Symbol	NTSXX
BofA Treasury Reserves | Capital Class
Prospectus:
Trading Symbol	CPLXX
BofA Treasury Reserves | Institutional Class
Prospectus:
Trading Symbol	NTIXX
BofA Treasury Reserves | Adviser Class
Prospectus:
Trading Symbol	NTRXX
BofA Treasury Reserves | Daily Class
Prospectus:
Trading Symbol	NDLXX
BofA Treasury Reserves | Investor Class
Prospectus:
Trading Symbol	PHGXX
BofA Treasury Reserves | Trust Class
Prospectus:
Trading Symbol	NTTXX
BofA Treasury Reserves | Liquidity Class
Prospectus:
Trading Symbol	NTLXX
BofA Treasury Reserves | Institutional Capital Class
Prospectus:
Trading Symbol	BOUXX